BANK LOANS (Details Narrative)					1 Months Ended				12 Months Ended				13 Months Ended
	Mar. 09, 2022 USD ($)	Mar. 09, 2022 CAD ($)	Nov. 09, 2021 USD ($)	Nov. 09, 2021 CAD ($)	Apr. 15, 2021 USD ($)	Nov. 26, 2020 USD ($)	Nov. 26, 2020 CAD ($)	Feb. 28, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)	Apr. 15, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Nov. 26, 2020 CAD ($)
Short-Term Debt [Line Items]
Fixed interest rate					3.30%
Negotiation fee									$ 31,808
Loans					$ 5,500,000
Monthly instalments					monthly instalments ($35,290 and $27,448 respectively)
Floating rate description								floating interest rate of prime rate + 3.5% per annum
Monthly payment								$ 447
Loan balance									$ 18,278,316		$ 6,214,428
Maturity date									Feb. 01, 2024	Feb. 01, 2024
Outstanding loan									$ 542,264		172,629
Long-Term Debt, Current Maturities									542,264		172,629
Loan Agreement [Member]
Short-Term Debt [Line Items]
Payment fee													$ 49,108
Animation Group [Member]
Short-Term Debt [Line Items]
Building cost					$ 10,000,000.0
Neo Canaan Investment [Member]
Short-Term Debt [Line Items]
Building cost					7,900,000
H S B C Bank [Member]
Short-Term Debt [Line Items]
Loans					$ 7,200,000
Lowell Academy [Member]
Short-Term Debt [Line Items]
Term loan								$ 22,370
Canada Inc Lowell Academy [Member]
Short-Term Debt [Line Items]
Loan balance									9,728
Line of credit									24,009
Outstanding loan									12,005
Long-Term Debt, Current Maturities									18,800,000
Ms Fan Zhou [Member]
Short-Term Debt [Line Items]
Other Expense						$ 4,800,000
Loans	$ 1,700,000	$ 2,120,000	$ 5,250,000	$ 6,560,000						$ 15,680,000
National Bank [Member]
Short-Term Debt [Line Items]
Borrowing loan						$ 6,400,000									$ 8,000,000.0
Fixed interest rate						3.09%									3.09%
Monthly payment						$ 30,466	$ 38,312
C E B A Loan [Member]
Short-Term Debt [Line Items]
Loan received									$ 143,136	$ 180,000
Interest rate									0.00%	0.00%
Debt Instrument, Interest Rate, Increase (Decrease)									5.00%	5.00%
Loan repaid									$ 45,450	$ 60,000
Loan forgiveness											$ 45,450	$ 60,000
Outstanding loan									240,090	$ 300,000
Loan paid									$ 160,060					$ 200,000